Additional Balance Sheet Information - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet Related Disclosures [Abstract]
Prepaid expenses	$ 1,200	$ 133	$ 172
Other receivables	41	67
Revolving line of credit issuance fees	72	0
Other	0	4	22
Prepaid expenses and other current assets	$ 1,313	$ 204	$ 261